Financial Liabilities at Fair Value Through Profit or Loss - Summary of Difference Between Carrying Amount And Contractually Required to Pay at Maturity Of Financial Liabilities Designated At Fair Value Through Profit Or Loss Explanatory (Details)
$ in Thousands, ₩ in Millions
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Disclosure of financial liabilities [line items]
Carrying amount	₩ 12,088,980	$ 10,197,368	₩ 11,810,058
Financial liabilities designated at fair value through profit or loss
Disclosure of financial liabilities [line items]
Amount contractually required to pay at maturity	8,957,602		9,583,186
Carrying amount	9,149,396		9,784,107
Difference	₩ (191,794)		₩ (200,921)